SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of impacts of the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Current assets
Other non-financial assets, current		$ 313,449	$ 290,476		$ 275,549	$ 244,778		$ 212,242
Trade debtors and other accounts receivable, current		1,244,348	1,162,582		1,202,945	1,202,945
Non-current assets
Other non-financial assets, non current		204,928	227,541		220,807	212,203
Properties, plants and equipment		12,919,618	12,501,809		10,065,335	12,930,652		10,498,149
Deferred tax assets		235,583	273,529		370,115	370,564
Current liabilities
Other current financial liabilities			1,430,789,000		1,300,949	1,300,949,000		1,839,528
Trade and other accounts payables		619,110	529,277		1,673,010	1,695,202,000
Other non current financial liabilities					2,901,603	2,823,963,000
Non-current liabilities
Other non current financial liabilities		8,530,418	8,359,462		6,605,508	9,433,450		6,796,952
Accounts payable commercial and other		2,222,874	1,674,303		498,832	1,668,612		359,391
Deferred tax liability		616,803	786,571		953,148	877,748		915,759
Equity attributable to the owners of the parent
Accumulated earnings		352,272	218,971		465,569	(41,012)		366,404
Other reserves		(367,577)	(4,365)		554,884	760,761		580,870
Non-controlling interest		$ (1,605)	79,908		91,147	90,457		88,644
Adoption Impact of IFRS 16 [Member]
Current assets
Other non-financial assets, current			(30,501,000)	[1]	(30,771,000)			(25,567,000)
Non-current assets
Other non-financial assets, non current			(6,200,000)	[1]	(8,604,000)
Properties, plants and equipment	[1]		2,548,400		2,865,300			2,931,101,000
Deferred tax assets	[2]		201,000		449,000
Current liabilities
Other current financial liabilities	[3]		363,497,000		319,030,000			311,307,000
Trade and other accounts payables					(4,398,000)
Non-current liabilities
Other non current financial liabilities	[3]		2,494,552,000		2,827,942,000			2,881,149,000
Accounts payable commercial and other	[1]		45,621,000		60,611,000			20,065,000
Deferred tax liability			(85,550,000)	[2]	(75,400,000)			(61,343,000)
Equity attributable to the owners of the parent
Accumulated earnings			(378,705,000)	[4]	(506,581,000)			(460,173,000)
Other reserves			72,561,000	[4]	205,877,000			215,299,000	[4]
Non-controlling interest			$ (32,000)	[4]	(690,000)			$ (771,000)
Restated [Member]
Current assets
Other non-financial assets, current					244,778,000		$ 186,675
Trade debtors and other accounts receivable, current					1,202,945,000
Non-current assets
Other non-financial assets, non current					212,203,000
Properties, plants and equipment					12,930,652,000		13,429,250
Deferred tax assets					370,564,000
Current liabilities
Other current financial liabilities					1,619,979,000		2,150,835
Trade and other accounts payables					1,668,612,000
Other non current financial liabilities					2,901,603,000
Non-current liabilities
Other non current financial liabilities					9,433,450,000		9,678,101
Accounts payable commercial and other					559,443,000		379,456
Deferred tax liability					877,748,000		854,416
Equity attributable to the owners of the parent
Accumulated earnings					(41,012,000)		(93,769)
Other reserves					760,761,000		796,169
Non-controlling interest					$ 90,457,000		$ 87,873
Adoption Impact of IFRS 15 [Member]
Current assets
Other non-financial assets, current	[5]					54,361,000
Non-current assets
Deferred tax assets	[6]					6,005,000
Current liabilities
Trade and other accounts payables						(22,192,000)
Other non current financial liabilities	[7]					77,640,000
Non-current liabilities
Deferred tax liability						4,472,000
Equity attributable to the owners of the parent
Accumulated earnings						446,000
Adoption of Impact IFRS 9 [Member]
Current assets
Trade debtors and other accounts receivable, current						(11,105,000)
Non-current assets
Deferred tax assets	[8]					89,000
Non-current liabilities
Deferred tax liability	[8]					(1,021,000)
Equity attributable to the owners of the parent
Accumulated earnings						$ (9,995,000)

[1]	Company recognized under Property, plant and equipment right of use assets for US $ 2,865.3 million as of January 1, 2018 and US $ 2,548.4 as of December 31, 2018, associated with contracts that meet the definition of lease (Note 2.21 & 17).
[2]	Deferred taxes: adjustments originated by the application of IFRS 16.
[3]	Lease liabilities: The Company recognized within the Other financial liabilities for lease for US$ 3,147.0 million as of January 1, 2018 and US$ 2,858.0 million as of December 31, 2018, associated with contracts that meet the definition of lease (Note 2.21 & 19).
[4]	The effect of the recognition of the leases under IFRS 16 generated a decrease in retained earnings of US$ 506.6 million as of January 1, 2018 (US$ 378.7 million as of December 31, 2018). The increase in Other reserves of US$ 205.9 million as of January 1, 2018 (decrease of US$ 72,5 million as of December 31, 2018), was caused by the Cumulative translation adjustment of those subsidiaries with functional currencies other than the US dollar. The application of IFRS 16 also affected non-controlling interests.
[5]	Contract costs: The Company has capitalized the costs related to the revenues from air transport of passengers, corresponding to: the commissions charged by the credit card administrators for US$ 22.0 million and the air ticket booking services through the system general distribution (GDS) for US$ 15.6 million. Additionally, there is a reclassification of commissions from travel agencies for US$ 16.8 million, which previously were presented, according IAS 18, net of the liability to fly in other non-financial liabilities.
[6]	Deferred tax adjustments originated by the application of IFRS 15.
[7]	Performance Obligations: The Company analyzed the moment in which the performance obligations identified in the contracts with customers must be recognized in the consolidated result. During this analysis, some concepts were identified which must be deferred until the moment of service provision, mainly related to land transportation services, charges for modifications to the initial contract in the sale of tickets and redeem of some products associated with loyalty programs for US$ 60.8 million. Additionally, there is the reclassification detailed in numeral (4) for US$ 16.8 million.
[8]	Deferred tax adjustments originated by the application of IFRS 9.